CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 54,910	$ 36,958
Cost of sales	(52,852)	(28,861)
Depletion, depreciation and amortization	(7,202)	(4,528)
Mine operating (loss) income	(5,144)	3,569
Expenses
Exploration, evaluation and pre-development	38,913	38,809
General and administrative	18,512	17,090
Property maintenance	10,313	3,249
Share-based payments	3,122	3,280
Loss before the following	(76,004)	(58,859)
Other (expense) income	34,922	(11,683)
Finance expense	(31,906)	(20,488)
Loss before income taxes	(72,988)	(91,030)
Current tax expense	228	0
Deferred tax recovery	8,020	11,833
Loss for the year	(65,196)	(79,197)
Loss and comprehensive loss for the period	$ (65,196)	$ (79,197)
Basic loss per common share (in dollars per share)	$ (0.24)	$ (0.33)
Diluted loss per common share (in dollars per share)	$ (0.24)	$ (0.33)
Basic weighted average shares outstanding (in shares)	274,057,213	240,100,023
Diluted weighted average share outstanding (in shares)	274,057,213	240,100,023